Long Term Debt Revolving Credit Facility Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,200,000,000			$ 1,200,000,000
Debt Issuance Cost		9,800,000
Write-off of debt issuance costs		400,000
Unamortized Debt Issuance Expense	6,100,000	8,400,000
Line of Credit Facility, Current Borrowing Capacity	380,000,000	820,000,000	675,000,000
Borrowing Base Multiplier	3.75
Line of Credit Facility, Remaining Borrowing Capacity	49,200,000
Line of Credit Facility, Commitment Fee Percentage	0.50%
Letters of Credit Sub-limit	150,000,000
Letters of Credit Outstanding, Amount	19,200,000
Debt, Weighted Average Interest Rate	2.67%
Debt Instrument, Covenant Compliance	As of December 31, 2013, the Partnership was in compliance with the financial covenants under the Credit Agreement.
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense	$ 5,200,000
Interest Coverage Ratio [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	As of any fiscal quarter-end, the ratio of Consolidated EBITDA (as defined in the Credit Agreement) for the four fiscal quarter period ending with such fiscal quarter to Consolidated Interest Expense (as defined in the Credit Agreement) for such four fiscal quarter period (the "Interest Coverage Ratio").
Total Leverage Ratio [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	As of any fiscal quarter-end, the ratio of Total Funded Indebtedness (as defined in the Credit Agreement) to Consolidated EBITDA for the four fiscal quarter period ending with such fiscal quarter (the “Total Leverage Ratio”).
Senior Secured Leverage Ratio [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	As of the fiscal quarter-end for the fiscal quarters ending December 31, 2013 through September 30, 2014, the ratio of Senior Secured Debt (as defined in the Credit Agreement) to Consolidated EBITDA for the four fiscal quarter period ending with such fiscal quarter (the “Senior Secured Leverage Ratio”).
Current Ratio [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	As of any fiscal quarter-end the ratio of the Partnership’s consolidated current assets (including availability under the Credit Agreement up to the Loan Limit (as defined within the Credit Agreement), but excluding non-cash assets under the accounting guidance for derivatives) to consolidated current liabilities (excluding non-cash obligations under the accounting guidance for derivatives and current maturities under the Credit Agreement) (the “Current Ratio”).
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Debt Instrument, Basis Spread on Base Rate	1.00%
Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Federal Funds Purchased [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Base Rate	0.50%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Total Midstream Segments [Member]
Debt Instrument [Line Items]
Borrowing Base Rate	55.00%
Material Business Acquisition [Member] | Total Midstream Segments [Member]
Debt Instrument [Line Items]
Borrowing Base Rate	60.00%